Segment information and revenue - Contract assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract assets
Contract assets	¥ 311,103	¥ 329,413
Impairment loss allowance	(82,340)	(54,795)
Contract assets, net	228,763	274,618
Less: Non-current contract assets	(868)	(16,788)
Current contract assets, net	227,895	257,830
Contract liabilities
Contract liabilities	173,262	156,230
Less: Non-current contract liabilities	(19,418)	(17,683)
Current contract liabilities	153,844	138,547
Revenue from performance obligations satisfied or partially satisfied in previous years	0	0	¥ 0
Implementation
Contract assets
Contract assets	271,521	233,785
Impairment loss allowance	(72,266)	(48,970)
Contract liabilities
Current contract liabilities	24,107	34,354
Transaction based and support
Contract assets
Contract assets	39,582	95,628
Impairment loss allowance	(10,074)	(5,825)
Contract liabilities
Current contract liabilities	149,155	121,876
Business origination services
Contract assets
Contract assets	9,976	31,523
Impairment loss allowance		(9)
Operation support services
Contract assets
Contract assets	17,449	58,211
Impairment loss allowance	(4,771)	(3,078)
Contract liabilities
Current contract liabilities	90,409	78,504
Post implementation support services
Contract assets
Contract assets	12,157	5,894
Impairment loss allowance	(5,303)	(2,738)
Contract liabilities
Current contract liabilities	22,748	20,320
Risk management services
Contract liabilities
Current contract liabilities	21,629	8,301
Others
Contract liabilities
Current contract liabilities	¥ 14,369	¥ 14,751